    As filed with the Securities and Exchange Commission on November 30, 1995
                                                        Registration No. 2-72658
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /

                      Post-Effective Amendment No. 26                      /X/

                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / /

                               Amendment No. 27                            /X/




                       (Check appropriate box or boxes.)

                      ALEX. BROWN CASH RESERVE FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   P.O. Box 17250, Baltimore, Maryland 21203
               --------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (410) 727-1700
                                                          --------------
                                Richard T. Hale
                        Alex. Brown & Sons Incorporated
              135 East Baltimore Street, Baltimore, Maryland 21202
              ----------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:
                           Richard W. Grant, Esquire
                           Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                          Philadelphia, PA 19103-6993
------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)

/X/     immediately upon filing pursuant to paragraph (b)
/ /     on [date] pursuant to paragraph (b)
/ /     60 days after filing pursuant to paragraph (a)
/ /     on [date] pursuant to paragraph (a) of rule 485
-------------------------------------------------------------------------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-------------------------------------------------------------------------------------------------------------------------------
Title of Securities         Amount Being        Proposed Maximum            Proposed Maximum                         Amount of
Being Registered            Registered          Offering Price Per Unit     Aggregate Offering Price (1)      Registration Fee
--------------------------------------------------------------------------------------------------------------------------------
Share of Common Stock       203,000,000 shares  $1.00 per share                     --                          (1)      $70,000
--------------------------------------------------------------------------------------------------------------------------------

(1) Registrant has calculated the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940 (the "1940 Act") for fiscal year ended March 31, 1995. Registrant had actual aggregate redemptions of 17,926,688,350 shares for its fiscal year ended March 31, 1995; has used 17,765,586,445 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act and has previously used 161,391,905 available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act for the fiscal year ended March 31, 1995. Registrant has used no available redemptions for reductions pursuant to either 24e-2(a) or 24f-2(c) during the current year. Registrant elects to use no redemptions for reductions in its current amendment and is registering an additional 203,000,000 shares to be applied pursuant to Rule 24f-2 for future reductions.
     ---------------------------------------------------------------------------

     * Registrant continues its prior election under Rule 24f-2 to maintain an indefinite registration of shares and accordingly filed its Rule 24f-2 notice for the fiscal year ended March 31, 1995 on May 26, 1995.
       ----------------------------------------------------------------------

                      ALEX. BROWN CASH RESERVE FUND, INC.
                                November 30, 1995


                             CROSS REFERENCE SHEET

                     (The Cross Reference Sheet relating to
           Alex. Brown Cash Reserve Fund, Inc. - Flag Investors Cash
       Reserve Prime Shares immediately precedes the Prospectus for Flag
                      Investors Cash Reserve Prime Shares.
                     The Cross Reference Sheet relating to
                     Alex. Brown Cash Reserve Fund, Inc. -
            Institutional Shares immediately precedes the Prospectus
        for Alex. Brown Cash Reserve Fund, Inc. - Institutional Shares.
                   The Cross Reference Sheet relating to the
        Alex. Brown Cash Reserve Fund, Inc. - Quality Cash Reserve Prime
                   Shares immediately precedes the Prospectus
                  for the Quality Cash Reserve Prime Shares.)


Items Required by Form N-1A
---------------------------

                                                                              Registration
Part A             Information Required in a Prospectus                       Statement Heading
------             -----------------------------------                        ------------------
1.                 Cover Page.........................................        Cover Page
2.                 Synopsis...........................................        Fee Table
3.                 Condensed Financial Information....................        Financial Highlights; Performance
                                                                              Information
4.                 General Description of Registrant..................        Investment Program; Investment
                                                                              Restrictions; General Information
5.                 Management of the Fund ............................        Management of the Fund;
                                                                              Investment Advisor; Sub-Advisor;
                                                                              Distributor; Custodian,  Transfer
                                                                              Agent, Accounting Services
6.                 Capital Stock and Other Securities.................        Cover Page; Dividend and Taxes;
                                                                              General Information
7.                 Purchase of Securities Being Offered...............        How to Invest in the Fund; Distributor

8.                 Redemption or Repurchase...........................        How to Redeem Shares
9.                 Pending Legal Proceedings..........................        *

                   Information Required in a Statement
Part B             of Additional Information (1)
------             ------------------------------------
10.                Cover Page.........................................        Cover Page
11.                Table of Contents..................................        Table of Contents
12.                General Information and History....................        Introduction; General Information
                                                                              about the Fund


-------------
1) The Statement of Additional Information relates to all classes of Shares.



Part B             Information Required in a Prospectus
------             -------------------------------------

13.                Investment Objectives and Policies.................        The Fund and Its Shares;
                                                                              Investment Program and
                                                                              Restrictions
14.                Management of the Fund.............................        Directors and Officers
15.                Control Persons and Principal Holders
                      of Securities...................................        Principal Holders of Securities
16.                Investment Advisory and Other Services.............        The Investment Advisor; The Sub-
                                                                              Advisor; Distributor; Expenses;
                                                                              Transfer Agent, Custodian,
                                                                              Accounting Services; Sub-
                                                                              Accounting; Reports
17.                Brokerage Allocation...............................        Portfolio Transactions
18.                Capital Stock and Other Securities.................        General Information About the Fund
                                                                              - The Fund and Its Shares
19.                Purchase, Redemption and Pricing of Securities
                        Being Offered.................................        Share Purchases and Redemptions
20.                Tax Status.........................................        Dividends and Taxes
21.                Underwriters.......................................        *
22.                Calculation of Performance Data....................        Current Yield
23.                Financial Statements...............................        Financial Statements

Part C             Other Information
------             -------------------
                   Information required to be included in Part C is
                   set forth under the appropriate Item, so
                   numbered, in Part C to this Registration Statement.

-------------
* Omitted since the answer is negative or the item is not applicable.

The prospectus dated August 1, 1995 relating to the Alex. Brown Cash Reserve Fund Shares (Prime, Treasury and Tax-Free) of Alex. Brown Cash Reserve Fund, Inc. (the "Fund"), filed with the Securities and Exchange Commission via EDGAR on May 31, 1995 as part of Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A (File No. 2-72658) under Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") (Accession No. 0000950116-95-000211), and in final form under Rule 497(c) under the 1933 Act via EDGAR on August 8, 1995 (Accession No. 0000950116-95-000357) is incorporated herein by reference as if set forth in its entirety.

                      ALEX. BROWN CASH RESERVE FUND, INC.
                                November 30, 1995


                       CROSS REFERENCE SHEET RELATING TO
                    FLAG INVESTORS CASH RESERVE PRIME SHARES

                   (The Cross Reference Sheet relating to the
            Alex. Brown Cash Reserve Fund, Inc. immediately precedes
             the Prospectus for Alex. Brown Cash Reserve Fund, Inc.
                   The Cross Reference Sheet relating to the
                     Alex. Brown Cash Reserve Fund, Inc. -
            Institutional Shares immediately precedes the Prospectus
        for Alex. Brown Cash Reserve Fund, Inc. - Institutional Shares.
                   The Cross Reference Sheet relating to the
        Alex. Brown Cash Reserve Fund, Inc. - Quality Cash Reserve Prime
                   Shares immediately precedes the Prospectus
                  for the Quality Cash Reserve Prime Shares.)


Items Required by Form N-1A
---------------------------

                                                                              Registration
Part A             Information Required in a Prospectus                       Statement Heading
------             ----------------------------------------                   -----------------------
1.                 Cover Page.........................................        Cover Page
2.                 Synopsis...........................................        Fee Table
3.                 Condensed Financial Information....................        Financial Highlights; Performance
                                                                              Information
4.                 General Description of Registrant..................        Investment Program; Investment
                                                                              Restrictions; General Information
5.                 Management of the Fund ............................        Management of the Fund;
                                                                              Investment Advisor; Distributor;
                                                                              Custodian,  Transfer Agent,
                                                                              Accounting Services
6.                 Capital Stock and Other Securities.................        Cover Page; Dividend and Taxes;
                                                                              General Information
7.                 Purchase of Securities Being Offered...............        How to Invest in the Fund; Distributor
8.                 Redemption or Repurchase...........................        How to Redeem Shares
9.                 Pending Legal Proceedings..........................        *

                   Information Required in a Statement
Part B             of Additional Information (1)
------             ----------------------------------------
10.                Cover Page.........................................        Cover Page
11.                Table of Contents..................................        Table of Contents
12.                General Information and History....................        Introduction; General Information
                                                                              about the Fund

-------------
(1) The Statement of Additional Information relates to all classes of Shares.




13.                Investment Objectives and Policies.................        The Fund and Its Shares;
                                                                              Investment Program and
                                                                              Restrictions
14.                Management of the Fund.............................        Directors and Officers
15.                Control Persons and Principal Holders
                      of Securities...................................        Principal Holders of Securities

16.                Investment Advisory and Other Services.............        The Investment Advisor; Distributor;
                                                                              Expenses; Transfer Agent,
                                                                              Custodian, Accounting Services;
                                                                              Sub-Accounting; Reports
                                                                              Portfolio Transactions
17.                Brokerage Allocation...............................        General Information About the Fund
18.                Capital Stock and Other Securities.................        - The Fund and Its Shares


19.                Purchase, Redemption and Pricing of Securities             Share Purchases and Redemptions
                        Being Offered.................................        Dividends and Taxes
20.                Tax Status.........................................        *

21.                Underwriters.......................................        Current Yield
22.                Calculation of Performance Data....................        Financial Statements
23.                Financial Statements...............................

Part C             Other Information
------             ------------------
                   Information required to be included in Part C is
                   set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

-------------
* Omitted since the answer is negative or the item is not applicable.

The prospectus dated August 1, 1995 relating to Flag Investors Cash Reserve Prime Shares of Alex. Brown Cash Reserve Fund, Inc. (the "Fund"), filed with the Securities and Exchange Commission via EDGAR on May 31, 1995 as part of Post-Effective Amendment No. 24 of the Fund's Registration Statement on Form N-1A (File No. 2-72658) under Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") (Accession No. 0000950116-95-000211), and in final form under Rule 497(c) under the 1933 Act via EDGAR on August 8, 1995 (Accession No. 0000950116-95-000357) is incorporated herein by reference as if set forth in its entirety.

                      ALEX. BROWN CASH RESERVE FUND, INC.
                                November 30, 1995


           CROSS REFERENCE SHEET RELATING TO THE INSTITUTIONAL SHARES

               (The Cross Reference Sheet relating to Alex. Brown
          Cash Reserve Fund, Inc. immediately precedes the Prospectus for Alex. Brown Cash Reserve Fund, Inc.
                     The Cross Reference Sheet relating to
              Alex. Brown Cash Reserve Fund, Inc. - Flag Investors
                 Cash Reserve Prime Shares immediately precedes
            the Prospectus for Alex. Brown Cash Reserve Fund, Inc. -
                    Flag Investors Cash Reserve Prime Shares
                   The Cross Reference Sheet relating to the
        Alex. Brown Cash Reserve Fund, Inc. - Quality Cash Reserve Prime
                   Shares immediately precedes the Prospectus
                  for the Quality Cash Reserve Prime Shares.)

Items Required by Form N-1A
---------------------------

                                                                              Registration
Part A             Information Required in a Prospectus                       Statement Heading
------             --------------------------------------                     ------------------
1.                 Cover Page.........................................        Cover Page
2.                 Synopsis...........................................        Fee Table
3.                 Condensed Financial Information....................        Financial Highlights; Performance
                                                                              Information
4.                 General Description of Registrant..................        Investment Program; Investment
                                                                              Restrictions; General Information
5.                 Management of the Fund ............................        Management of the Fund;
                                                                              Investment Advisor; Distributor;
                                                                              Custodian,  Transfer Agent,
                                                                              Accounting Services
6.                 Capital Stock and Other Securities.................        Cover Page; Dividend and Taxes;
                                                                              General Information
7.                 Purchase of Securities Being Offered...............        How to Invest in the Fund; Distributor

8.                 Redemption or Repurchase...........................        How to Redeem Shares
9.                 Pending Legal Proceedings..........................        *

                   Information Required in a Statement
Part B             of Additional Information (1)
------             --------------------------------------
10.                Cover Page.........................................        Cover Page
11.                Table of Contents..................................        Table of Contents
12.                General Information and History....................        Introduction; General Information
                                                                              about the Fund

-------------
(1) The Statement of Additional Information relates to all classes of Shares.



13.                Investment Objectives and Policies.................        The Fund and Its Shares;
                                                                              Investment Program and
                                                                              Restrictions
14.                Management of the Fund.............................        Directors and Officers
15.                Control Persons and Principal Holders
                      of Securities...................................        Principal Holders of Securities
16.                Investment Advisory and Other Services.............        The Investment Advisor; Distributor;
                                                                              Expenses; Transfer Agent,
                                                                              Custodian, Accounting Services;
                                                                              Sub-Accounting; Reports
                                                                              Portfolio Transactions
17.                Brokerage Allocation...............................        General Information About the Fund
18.                Capital Stock and Other Securities.................        - The Fund and Its Shares

19.                Purchase, Redemption and Pricing of Securities             Share Purchases and Redemptions
                        Being Offered.................................        Dividends and Taxes
20.                Tax Status.........................................        *
21.                Underwriters.......................................        Current Yield
22.                Calculation of Performance Data....................        Financial Statements
23.                Financial Statements...............................

Part C             Other Information
------             -----------------
                   Information required to be included in Part C is
                   set forth under the appropriate Item, so
                   numbered, in Part C to this Registration
                   Statement.

-------------
* Omitted since the answer is negative or the item is not applicable.

The prospectus dated August 1, 1995 relating to the Institutional Shares of Alex. Brown Cash Reserve Fund, Inc. (the "Fund"), filed with the Securities and Exchange Commission via EDGAR on May 31, 1995 as part of Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A (File No. 2-72658) under Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") (Accession No. 0000950116-95-000211), and in final form under Rule 497(c) under the 1933 Act via EDGAR on August 8, 1995 (Accession No. 0000950116-95-000357) is incorporated herein by reference as if set forth in its entirety.

                      ALEX. BROWN CASH RESERVE FUND, INC.
                                November 30, 1995

      CROSS REFERENCE SHEET RELATING TO QUALITY CASH RESERVE PRIME SHARES

                     (The Cross Reference Sheet relating to
                Alex. Brown Cash Reserve Fund, Inc. immediately
        precedes the Prospectus for Alex. Brown Cash Reserve Fund, Inc.
                     The Cross Reference Sheet relating to
           Alex. Brown Cash Reserve Fund, Inc. - Flag Investors Cash
       Reserve Prime Shares immediately precedes the Prospectus for Flag
                      Investors Cash Reserve Prime Shares.
                     The Cross Reference Sheet relating to
                     Alex. Brown Cash Reserve Fund, Inc. -
            Institutional Shares immediately precedes the Prospectus
        for Alex. Brown Cash Reserve Fund, Inc. - Institutional Shares.)



Items Required by Form N-1A
---------------------------

                                                                                Registration
Part A             Information Required in a Prospectus                       Statement Heading
------             ------------------------------------                       -----------------
1.                 Cover Page.........................................        Cover Page
2.                 Synopsis...........................................        Fee Table
3.                 Condensed Financial Information....................        Financial Highlights; Performance
                                                                              Information
4.                 General Description of Registrant..................        Investment Program; Investment
                                                                              Restrictions; General Information
5.                 Management of the Fund ............................        Management of the Fund;
                                                                              Investment Advisor; Distributor;
                                                                              Custodian,  Transfer Agent,
                                                                              Accounting Services
6.                 Capital Stock and Other Securities.................        Cover Page; Dividend and Taxes;
                                                                              General Information
7.                 Purchase of Securities Being Offered...............        How to Invest in the Fund; Distributor

8.                 Redemption or Repurchase...........................        How to Redeem Shares
9.                 Pending Legal Proceedings..........................        *

                   Information Required in a Statement
Part B             of Additional Information (1)
------             -----------------------------------
10.                Cover Page.........................................        Cover Page
11.                Table of Contents..................................        Table of Contents
12.                General Information and History....................        Introduction; General Information
                                                                              about the Fund

-------------
(1) The Statement of Additional Information relates to all classes of Shares.


13.                Investment Objectives and Policies.................        The Fund and Its Shares;
                                                                              Investment Program and
                                                                              Restrictions
14.                Management of the Fund.............................        Directors and Officers
15.                Control Persons and Principal Holders
                      of Securities...................................        Principal Holders of Securities

16.                Investment Advisory and Other Services.............        The Investment Advisor; Distributor;
                                                                              Expenses; Transfer Agent,
                                                                              Custodian, Accounting Services;
                                                                              Sub-Accounting; Reports
                                                                              Portfolio Transactions
17.                Brokerage Allocation...............................        General Information About the Fund
18.                Capital Stock and Other Securities.................        - The Fund and Its Shares

19.                Purchase, Redemption and Pricing of Securities             Share Purchases and Redemptions
                        Being Offered.................................        Dividends and Taxes
20.                Tax Status.........................................        *
21.                Underwriters.......................................        Current Yield
22.                Calculation of Performance Data....................        Financial Statements
23.                Financial Statements...............................


Part C             Other Information
------             ------------------
                   Information required to be included in Part C is
                   set forth under the appropriate Item, so
                   numbered, in Part C to this Registration Statement.

-------------
* Omitted since the answer is negative or the item is not applicable.

The prospectus dated August 1, 1995 relating to the Quality Cash Reserve Prime Shares of Alex. Brown Cash Reserve Fund, Inc. (the "Fund"), filed with the Securities and Exchange Commission via EDGAR on May 31, 1995 as part of Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A (File No. 2-72658) under Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") (Accession No. 0000950116-95-000211), and in final form under Rule 497(c) under the 1933 Act via EDGAR on August 8, 1995 (Accession No. 0000950116-95-000357) is incorporated herein by reference as if set forth in its entirety.

The Statement of Additional Information dated August 1, 1995 relating to prospectuses each dated August 1, 1995 for Alex. Brown Cash Reserve Fund, Inc., Quality Cash Reserve Prime Shares, Institutional Shares and Flag Investors Cash Reserve Prime Shares, respectively, filed with the Securities and Exchange Commission via EDGAR on May 31, 1995 as part of Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A (File No. 2-72658) under Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") (Accession No. 0000950116-95-000211), and in final form under Rule 497(c) under the 1933 Act via EDGAR on August 8, 1995 (Accession No. 0000950116-95-000357) is incorporated herein by reference as if set forth in its entirety.

                                     PART C

                               OTHER INFORMATION

Item 24
       (a)      Financial Statements

                In Part A:
                         Financial Highlights

                In Part B:

                (1)      Statement of Net Assets as of March 31, 1995
                (2)      Statement of Operations for the year ended March 31,
                         1995
                (3) Statements of Changes in Net Assets for the years ended March 31, 1995 and March 31, 1994
                (4)      Notes to Financial Statements
                (5)      Report of Independent Accountants

                In Part C:
                         None

       (b)      Exhibits

Exhibit
Number            Description
-------           -----------
 (1)     Charter

         (a)      Copy of Registrant's Articles of Incorporation.(2)

         (b) Copy of Articles Supplementary to Registrant's Articles of Incorporation dated June 28, 1990.(3)

         (c) Copy of Articles Supplementary to Registrant's Articles of Incorporation dated July 31, 1990.(4)

         (d) Copy of Articles Supplementary to Registrant's Articles of Incorporation dated May 6, 1992.(6)

         (e) Form of Articles Supplementary to Registrant's Articles of Incorporation.(9)

 (2)     By-Laws - Copy of Registrant's By-Laws.(3)

 (3)     Certain Voting Trust Agreements - None.

 (4)     Specimen Security

         (a)      Copy of form of Registrant's Specimen Certificate.(2)

         (b) Copy of form of Registrant's Specimen Certificate with respect to Tax-Free Series Shares.(8)

 (5)     Advisory Agreement

         (a) Investment Advisory Agreement dated as of April 4, 1990 between Registrant and Flag Investors Management Corp. (now known as Investment Company Capital Corp.) with respect to Registrant's Prime and Treasury Series.(7)

         (b) Investment Advisory Agreement dated October 5, 1990 between Registrant and Flag Investors Management Corp. (now known as Investment Company Capital Corp.) with respect to Registrant's Tax-Free Series.(8)

         (c) Sub-Advisory Agreement between Flag Investors Management Corp. (now known as Investment Company Capital Corp.) and Provident Institutional Management Corporation (now known as PNC Institutional Management Corporation) with respect to the Tax-Free Series, as in effect from June 1, 1991.(8)

         (d) Form of Amended Investment Advisory Agreement between Registrant and Investment Company Capital Corp. with respect to the Prime Series.(10)

         (e) Form of Amended Investment Advisory Agreement between Registrant and Investment Company Capital Corp. with respect to the Treasury Series.(10)

         (f) Form of Amended Investment Advisory Agreement between Registrant and Investment Company Capital Corp. with respect to the Tax-Free Series.(10)

 (6)     Underwriting or Distribution Agreement

         (a) Distribution Agreement containing a Plan of Distribution under Rule 12b-1 dated as of April 5, 1990 between Alex. Brown & Sons Incorporated and Registrant.(6)

         (b) Registrant's Form of Shareholder Processing and Service Agreement (Dealer Agreement) between Alex. Brown & Sons Incorporated and Participating Broker-Dealers.(3)

         (c) Registrant's Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents.(2)

         (d) Distribution Agreement with respect to Institutional Shares dated as of April 4, 1990 between Alex. Brown & Sons Incorporated and Registrant.(7)

         (e) Distribution Agreement containing a Plan of Distribution under Rule 12b-1 dated as of October 5, 1990 between Alex. Brown & Sons Incorporated and Registrant with respect to Tax-Free Series.(7)

         (f) Registrant's Form of Shareholder Processing and Service Agreement (Dealer Agreement) between Alex. Brown & Sons Incorporated and Participating Broker-Dealers with respect to Registrant's Tax-Free Series.(4)

         (g) Registrant's Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents with respect to Registrant's Tax-Free Series.(4)

         (h) Distribution Agreement containing a Plan of Distribution under Rule 12b-1 dated as of January 31, 1991 between Alex. Brown & Sons Incorporated and Registrant with respect to Quality Cash Reserve Prime Shares.(7)

         (i) Registrant's Form of Dealer Agreement between Alex. Brown & Sons Incorporated and Participating Broker Dealers with respect to Quality Cash Reserve Prime Shares.(5)

         (j) Form of Distribution Agreement between Alex. Brown & Sons Incorporated and Alex. Brown with respect to Flag Investors Cash Reserve Prime Shares- Class B.(9)

         (k)      Form of Shareholder Servicing Agreement for Flag Investors
                  Shares.(9)

         (l)      Form of Sub-Distribution Agreement for Flag Investors
                  Shares.(9)

 (7)     Certain Bonus, Profit Sharing, Pension or Similar Contracts - None.

 (8)     (a)      Custodian Agreement dated as of April 4, 1990 between
                  Registrant and Provident National Bank (now known as PNC
                  Bank).(7)

         (b) Accounting Services Agreement dated as of June 1, 1991 between Registrant and Provident Financial Processing Corporation (now known as PFPC Inc.) with respect to the Tax-Free Series.(8)

(9) Form of Master Services Agreement (for transfer agency services for the Fund and accounting services for the Prime and Treasury Series) between Registrant and Investment Company Capital Corp.(8)

(10) Opinion and Consent of Messrs. Spengler Carlson Gubar Brodsky & Frischling.(2)

(11)     (a)      Consent of Coopers & Lybrand L.L.P.

(12)     Other Financial Statements - None.

(13)     Agreement Concerning Initial Capitalization - None.

(14)     Retirement Plan Models.(1)

(15)     (a)      Rule 12b-1 Plan - See Exhibit 6 above.

         (b) Form of Plan of Distribution with respect to Flag Investors Cash Reserve Prime Shares - Class B.(9)

(16)     Schedule of Computation of Performance Data (unaudited).(2)

(24)     (a)      Powers of Attorney.(8)

         (b)      Power of Attorney of James J. Cunnane.(9)

         (c)      Power of Attorney of Truman T. Semans.(11)

(27)     Financial Data Schedules.

------------
1 filed as an Exhibit to Post-Effective Amendment No. 7 on June 27, 1986, and hereby incorporated by reference.

2 filed as an Exhibit to Post-Effective Amendment No. 12 on February 5, 1990, and hereby incorporated by reference.

3 filed as an Exhibit to Post-Effective Amendment No. 14 on July 27, 1990, and hereby incorporated by reference.

4 filed as an Exhibit to Post-Effective Amendment No. 15 on August 6, 1990, and hereby incorporated by reference.

5 filed as an Exhibit to Post-Effective Amendment No. 16 on November 30, 1990 and hereby incorporated by reference.

6 filed as an Exhibit to Post-Effective Amendment No. 20 on July 27, 1992, and hereby incorporated by reference.

7 filed as an Exhibit to Post-Effective Amendment No. 21 on July 28, 1993 and hereby incorporated by reference.

8 filed as an Exhibit to Post-Effective Amendment No. 22 on July 27, 1994, and hereby incorporated by reference.

9 filed as an Exhibit to Post-Effective Amendment No. 23 on December 30, 1994, and hereby incorporated by reference.

10 filed via EDGAR as an Exhibit to Post-Effective Amendment No. 24 on May 31, 1995, and hereby incorporated by reference.


11 filed via EDGAR as an Exhibit to Post-Effective Amendment No. 25 on November 16, 1995, and hereby incorporated by reference.


Item 25.   Persons Controlled by or under Common Control With Registrant

         Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

         None.

Item 26. Number of Holders of Securities

         State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.



                                                                 Number of Record Holders
                                                                 of Alex. Brown Cash Reserve
Title of Class                                                   Fund, Inc. as of October 31, 1995
--------------                                                   ----------------------------------
Prime Series:
         1.  Alex. Brown Cash Reserve Prime Shares                           75,254

         2.  Flag Investors Cash Reserve Prime Shares-Class A                   432

         3.  Flag Investors Cash Reserve Prime Shares-Class B                     7

         4.  Institutional Prime Shares                                           8

         5.  Quality Cash Reserve Prime Shares                                9,526



                                                                 Number of Record Holders
                                                                 of Alex. Brown Cash Reserve
Title of Class                                                   Fund, Inc. as of October 31, 1995
--------------                                                   ---------------------------------

Treasury Series:

         1.  Alex. Brown Cash Reserve Treasury Shares                       15,179

         2.  Institutional Treasury Shares                                       2

Tax-Free Series:

         1.  Alex. Brown Cash Reserve Tax-Free Shares                        8,414


Item 27. Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Sections a, b, c and d of Article IX of Registrant's Articles of Incorporation included as Exhibit 1 to this Registration Statement and incorporated herein by reference, provide as follows:

         (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

         (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

         (c) No provision of this Article shall be effective to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by Evanston Insurance Company, with a $5,000,000 limit of liability.

Item 28. Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investments advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

         Investment Company Capital Corp.

         During the last two fiscal years, no director or officer of Investment Company Capital Corp. (formerly known as Flag Investors Management Corp.) the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliation, investment banking.

         PNC Institutional Management Corporation (Sub-Advisor to Registrant's Tax-Free Series)



Position with                                        Other Business
    PIMC                      Name                   Connections                          Type of Business
-------------         ------------------             ---------------                      ----------------
Chairman and          J. Richard Carnall             Executive Vice President             Banking
Director                                             PNC Bank, National Association(1)

                                                     Director                             Banking
                                                     PNC National Bank(2)

                                                     Chairman and Director                Financial-Related
                                                     PFPC Inc.(3)                         Services

                                                     Director                             Fiduciary
                                                     PNC Trust Company                    Activities
                                                     of New York(11)

                                                     Director                             Equipment
                                                     Hayden Bolts, Inc.*

                                                     Director                             Real Estate
                                                     Parkway Real Estate Company*

                                                     Director                             Investment
                                                     Provident Capital Management         Advisory
                                                     Inc.(5)


Position with                                        Other Business
    PIMC                      Name                   Connections                         Type of Business
-------------         ------------------             ---------------                      ----------------

                                                     Director                             Financial
                                                     PFPC International, Ltd.(26)         Services

Director              Richard C. Caldwell            Executive Vice President              Banking
                                                     PNC Bank, National Association(1)

                                                     Director                             Fiduciary
                                                     PNC Trust Company                    Activities
                                                     of New York(11)

                                                     Director                             Investment
                                                     Provident Capital Management         Advisory
                                                     Inc.(5)

                                                     Executive Vice President             Bank Holding
                                                     PNC Bank Corp.(14)                   Company

                                                     Director                             Fiduciary
                                                     PNC Bank, FSB(27)                    Activities

                                                     Chairman and Director                Investment
                                                     PNC Asset Management Group,Inc.(28)  Advisory

                                                     Director                             Investment
                                                     PNC Equity Advisors Company(29)      Advisory

                                                     Director                             Banking
                                                     PNC Bank of New England(30)

                                                     Director                             Financial-Related
                                                     PFPC Inc.(3)                         Services

Director              Richard L. Smoot               President and Chief                  Banking
                                                     Executive Officer
                                                     PNC Bank, National Association(1)

                                                     Senior Vice President                Bank Holding
                                                     PNC Bank Corp.(14)                   Company

                                                     Director                             Financial-Related
                                                     PFPC Inc.(3)                         Services

                                                     Director                             Fiduciary
                                                     PNC Trust Company of NY(11)          Activities


                                      C-7


Position with                                        Other Business
    PIMC                      Name                   Connections                          Type of Business
-------------         ------------------             ---------------                      ----------------
                                                     Director, Chairman and President      Banking
                                                     PNC Bank, New Jersey,
                                                     National Association(16)

                                                     Director, Chairman and CEO           Banking
                                                     PNC National Bank(2)

                                                     Chairman & Director                  Leasing
                                                     PNC Credit Corp (13)

Secretary              Michelle L. Petrilli          Chief Counsel                        Banking
                                                     PNC Bank, DE(20)

                                                     Secretary                            Financial-Related
                                                     PFPC Inc.(3)                         Services

President and         Thomas H. Nevin                None
Chief Invest-
ment Officer

Chief Financial       Nicholas M. Marsini, Jr.       Director of Finance                  Finance
                                                     PFPC Bank Corp.

Executive Vice        Charles B. Landreth            Vice President                       Banking
President                                            PNC Bank, National Association(1)

Senior Vice           Vincent J. Ciavardini          President and Director               Financial-Related
President                                            PFPC Inc.(3)                         Services

                                                     President and Director               Financial-Related
                                                     PFPC International, Ltd.(26)         Services

Senior Vice           Scott Moss                     None
President

Senior Vice           John N. Parthemore             Vice President                              Banking
President                                            PNC Bank, National Association(1)

Senior Vice           Dushyant Pandit                None
President

Senior Vice           James R. Smith                 None
President

Group Vice            William F. Walsh               None
President



Position with                                        Other Business
    PIMC                      Name                   Connections                          Type of Business
-------------         ------------------             ---------------                      ----------------
Vice President,       Stephen M. Wynne               Executive Vice President and         Financial-Related
Chief Accounting                                     Chief Accounting Officer             Services
Officer, and                                         PFPC Inc.(3)
Assistant Secretary

                                                     Executive Vice President             Financial
                                                     PFPC International, Ltd.(26)         Services

Vice President        Pauline M. Heintz              Vice President                       Financial-Related
and Controller                                       PFPC Inc.(3)                         Services

Vice President        John R. Antczak                None

Vice President        Jeffrey W. Carson              None

Vice President        Katherine A. Chuppe            None

Vice President        Mary J. Coldren                None

Vice President        Michele C. Dillon              None

Vice President        Patrick J. Ford                None

Vice President        Richard Hoerner                None

Vice President        Michael S. Hutchinson          None

Vice President        Michael J. Milligan            None

Vice President        Allyn Plambeck                 None

Vice President        W. Don Simmons                 None

Vice President        Chalres Allen Stiteler         None

------------
*Information regarding these corporations can be obtained from the office of the Secretary.


(1) PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103
                                    Broad & Chestnut Streets, Philadelphia,
                                        PA  19101
                                    17th and Chestnut Streets, Philadelphia,
                                        PA 19103

(2) PNC National Bank, 103 Bellevue Parkway, Wilmington, DE  19809.

(3) PFPC Inc., 103 Bellevue Parkway, Wilmington, DE  19809.

(4) PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)      PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA
         19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)      Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA
         19101.

(9)      PNC Bancorp, Inc., 3411 Silverside Road, Wilmington, DE 19810

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11)     PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.

(12)     Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
         19101.

(13)     PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.

(14)     PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.

(15) Advanced Investment Management, Inc., 27th Floor, One Oliver Plaza, Pittsburgh, PA 15265.

(16) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(17)     PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(18)     PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE
         19899.

(19)     PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(20)     PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE 19801.

(21)     Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE 19801.

(22)     Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE 19801.

(23)     Marand Corp., 222 Delaware Avenue, Wilmington, DE 19801.

(24)     Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE 19801.

(25)     Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE 19801.

(26)     PFPC International, Ltd., Dublin, Ireland.

(27)     PNC Bank, FSB, P.O. Box 4026, Vero Beach, FL.

(28)     PNC Asset Management Group, Inc., 1835 Market Street, Philadelphia, PA
         19103.

(29)     PNC Equity Advisors Company, 1835 Market Street, Philadelphia, PA
         19103.

(30)     PNC Bank of New England, 125 High Street, Boston, MA.

         In addition, see the Statement of Additional Information, Part B under headings "General Information about the Fund - The Investment Advisor, The Sub-Advisor and Directors and Officers" for information concerning Investment Company Capital Corp. and PNC Institutional Management Corporation.

Item 29. Principal Underwriters

         (a)      Registrant
                  Flag Investors Telephone Income Fund, Inc.
                  Flag Investors International Fund, Inc.
                  Flag Investors Emerging Growth Fund, Inc.
                  Flag Investors Quality Growth Fund, Inc.
                  Flag Investors Total Return U.S. Treasury Fund
                     Shares of Total Return U.S. Treasury Fund, Inc.
                  Flag Investors Managed Municipal Fund Shares of Managed
                     Municipal Fund, Inc.
                  Flag Investors Intermediate-Term Income Fund, Inc.
                  Flag Investors Value Builder Fund, Inc.
                  Flag Investors Maryland Intermediate Tax Free Income Fund,
                     Inc.
                  Flag Investors Real Estate Securities Fund, Inc.
                  Flag Investors Equity Partners Fund, Inc.

         (b)

Name and Principal             Position and                       Position and
Business                       Offices with Principal             Offices with
Address*                       Underwriter                        Registrant
------------------             -----------------------            ------------

Mayo A. Shattuck III           President and Director               None

Alvin B. Krongard              Chairman, Chief Executive            None
                               Officer and Director

Beverly L. Wright              Chief Financial Officer,             None
                               Treasurer

Robert F. Price                Secretary                            None

------------
*135 E. Baltimore Street, Baltimore, MD 21202

         (c)      Not Applicable.


Item 30. Location of Accounts and Records

         With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

         PNC Institutional Management Corporation (formerly Provident Institutional Management Corporation), and PFPC Inc. (formerly Provident Financial Processing Corp.) each located at Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, will maintain physical possession of each such account, book or other document of the Registrant at their respective principal executive offices except for those maintained by the Registrant's Custodian, PNC Bank, National Association (successor by merger to Provident National
         Bank), Airport Business Center, 200 Stevens Drive, Lester, Pennsylvania 19113; by Registrant's Distributor, Alex. Brown & Sons Incorporated, 135 East Baltimore Street, Baltimore, Maryland 21202; or by Registrant's Investment Advisor and Transfer Agent, Investment Company Capital Corp., 135 East Baltimore Street, Baltimore, Maryland 21202.

Item 31. Management Services

         Furnish a summary of the substantive provisions of any management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.


         None.


Item 32. Undertakings

         None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 26 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 30th day of November, 1995.

                                            ALEX. BROWN CASH RESERVE FUND, INC.


                                            By:    /s/Richard T. Hale
                                                   ----------------------
                                                   Richard T. Hale
                                                   President and Director


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities on the date indicated:


SIGNATURES                                           TITLE                                DATE
----------                                           -----                                ----

 /s/ Richard T. Hale                                 President and                 November 30, 1995
---------------------------------------              Director
Richard T. Hale

*/s/ W. James Price                                  Director                      November 30, 1995
--------------------------------------
W. James Price

*/s/ James J. Cunnane                                Director                      November 30, 1995
------------------------------------
James J. Cunnane

*/s/ N. Bruce Hannay                                 Director                      November 30, 1995
-------------------------------------
N. Bruce Hannay

*/s/ John F. Kroeger                                 Director                      November 30, 1995
--------------------------------------
John F. Kroeger

*/s/ Louis E. Levy                                   Director                      November 30, 1995
----------------------------------------
Louis E. Levy

*/s/ Eugene J. McDonald                              Director                      November 30, 1995
 -----------------------------------
Eugene J. McDonald

*/s/ Truman T. Semans                                Director                      November 30, 1995
-----------------------------------
Truman T. Semans

*/s/ Harry Woolf                                     Director                      November 30, 1995
-----------------------------------
Harry Woolf

*/s/ Diana M. Ellis                                  Chief Financial and           November 30, 1995
-----------------------------------                  Accounting Officer
Diana M. Ellis

*By:  /s/ Brian C. Nelson
-----------------------------------
        Brian C. Nelson
        Attorney-In-Fact


                                 EXHIBIT INDEX

Exhibit
Number            Description                                                                     Page No.
-------           -----------                                                                     --------
(1)      (a)      Registrant's Articles of Incorporation are hereby incorporated by reference to Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (Registration No. 2-72658), filed with the Securities and Exchange Commission on February 5, 1990.

         (b)      Registrant's Articles Supplementary to its Articles of Incorporation are
                  hereby incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement Form N-1A (Registration No.
                  2-72658), filed with the Securities and Exchange Commission on July 27,
                  1990.

         (c)      Registrant's Articles Supplementary to its Articles of Incorporation are
                  hereby incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (Registration No.
                  2-72658), filed with the Securities and Exchange Commission on August 6,
                  1990.

         (d)      Registrant's Articles Supplementary to its Articles of Incorporation dated
                  May 6, 1992 are hereby incorporated by reference to Post-Effective
                  Amendment No. 20 to Registrant's Registration Statement on Form N-1A
                  (Registration No. 2-72658), filed with the Securities and Exchange
                  Commission on July 27, 1992.

         (e)      Registrant's Form of Articles Supplementary are hereby incorporated by reference to Post-Effective Amendment No. 23 to Registrant's
                  Registration Statement on Form N-1A (Registration No. 2-72658), filed with the Securities and Exchange Commission on December 30, 1994.

(2)      Registrant's By-Laws are hereby incorporated by reference to Post-Effective
         Amendment No. 14 to Registrant's Registration Statement on Form N-1A
         (Registration No. 2-72658), filed with the Securities and Exchange Commission on July 27, 1990.

(3)      None.

(4)      (a)      Registrant's Specimen Securities with respect to Prime Series Shares and Treasury Series Shares are hereby incorporated by reference to
                  Post-Effective Amendment No. 12 to Registrant's Registration Statement
                  on Form N-1A (Registration No. 2-72658), filed with the Securities and
                  Exchange Commission on February 5, 1990.

         (b)      Registrant's Specimen Certificate with respect to Tax-Free Series Shares are hereby incorporated by reference to Post-Effective Amendment No.
                  22 to Registrant's Registration Statement on Form N-1A (Registration
                  No. 2-72658), filed with the Securities and Exchange Commission on
                  July 27, 1994.

(5)      (a)      Investment Advisory Agreement dated as of April 4, 1990 between
                  Registrant and Flag Investors Management Corp. (now known as
                  Investment Company Capital Corp.) with respect to Registrant's Prime and Treasury Series is hereby incorporated by reference to Post-
                  Effective Amendment No. 21 to Registrant's Registration Statement on
                  Form N-1A (Registration Statement No. 2-72658), filed with the
                  Securities and Exchange Commission on July 28, 1993.



Exhibit
Number            Description                                                                     Page No.
-------           -----------                                                                     --------
          (b)     Investment Advisory Agreement dated as of October 5, 1990 between
                  Registrant and Flag Investors Management Corp. (now known as
                  Investment Company Capital Corp.) with respect to Registrant's Tax-
                  Free Series is hereby incorporated by reference to Post-Effective
                  Amendment No. 22 to Registrant's Registration Statement on Form N-1A
                  (Registration Statement No. 2-72658), filed with the Securities and
                  Exchange Commission on July 27, 1994.

          (c)     Sub-Advisory Agreement between Flag Investors Management Corp.
                  (now known as Investment Company Capital Corp.) and Provident
                  Institutional Management Corporation (now known as PNC Institutional
                  Management Corporation) with respect to the Tax-Free Series as in effect from June 1, 1991 is hereby incorporated by reference to Post-
                  Effective Amendment No. 22 to Registrant's Registration Statement on
                  Form N-1A (Registration Statement No. 2-72658), filed with the
                  Securities and Exchange Commission on July 27, 1994.

          (d)     Form of Amended Investment Advisory Agreement between Registrant and Investment Company Capital Corp. with respect to the Prime Series is hereby incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (Registration No. 2-72658),
                  filed with the Securities and Exchange Commission via EDGAR on May 31, 1995.

          (e)     Form of Amended Investment Advisory Agreement between Registrant and Investment Company Capital Corp. with respect to the Treasury Series is hereby incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (Registration No. 2-72658),
                  filed with the Securities and Exchange Commission via EDGAR on May 31, 1995.

          (f)     Form of Amended Investment Advisory Agreement between Registrant and Investment Company Capital Corp. with respect to the Tax-Free Series is hereby incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (Registration No. 2-72658),
                  filed with the Securities and Exchange Commission via EDGAR on May 31, 1995.

(6)       (a)     Distribution Agreement containing a Plan of Distribution under Rule
                  12b-1 dated as of April 5, 1990 between Registrant and Alex. Brown &
                  Sons Incorporated is hereby incorporated by reference to Post-Effective
                  Amendment No. 20 to Registrant's Registration Statement on Form N-1A
                  (Registration Statement No. 2-72658), filed with the Securities and
                  Exchange Commission on July 27, 1992.

          (b)     Form of Shareholder Processing and Service Agreement (Dealer
                  Agreement) between Alex. Brown & Sons Incorporated and Participating
                  Broker-Dealers is hereby incorporated by reference to Post-Effective
                  Amendment No. 14 to Registrant's Registration Statement on Form N-1A
                  (Registration No. 2-72658), filed with the Securities and Exchange
                  Commission on July 27, 1990.

          (c)     Form of Shareholder Servicing Agreement between Registrant and
                  Shareholder Servicing Agents is hereby incorporated by reference to
                  Post-Effective Amendment No. 12 to Registrant's Registration Statement
                  on Form N-1A (Registration No. 2-72658), filed with the Securities and
                  Exchange Commission on February 5, 1990.




Exhibit
Number            Description                                                                     Page No.
-------           -----------                                                                     --------
         (d)      Distribution Agreement dated as of April 4, 1990 between Registrant and
                  Alex. Brown & Sons Incorporated with respect to Institutional Shares is hereby incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Registration No.
                  2-72658), filed with the Securities and Exchange Commission on July 28,
                  1993.

         (e)      Distribution Agreement dated as of October 5, 1990 containing a Plan of
                  Distribution under Rule 12b-1 between Registrant and Alex. Brown & Sons
                  Incorporated with respect to Registrant's Tax-Free Series is hereby incorporated by reference to Post-Effective Amendment No. 21 to
                  Registrant's Registration Statement on Form N-1A (Registration No.
                  2-72658), filed with the Securities and Exchange Commission on July 28,
                  1993.

         (f)      Form of Shareholder Processing and Service Agreement (Dealer
                  Agreement) between Alex. Brown & Sons Incorporated and Participating
                  Broker-Dealers with respect to Registrant's Tax-Free Series is hereby incorporated by reference to Post-Effective Amendment No. 15 to
                  Registrant's Registration Statement on Form N-1A (Registration No.
                  2-72658), filed with the Securities and Exchange Commission on
                  August 6, 1990.

         (g)      Form of Shareholder Servicing Agreement between Registrant and
                  Shareholder Servicing Agents with respect to Registrant's Tax-Free
                  Series is hereby incorporated by reference to Post-Effective Amendment
                  No. 15 to Registrant's Registration Statement on Form N-1A
                  (Registration No. 2-72658), filed with the Securities and Exchange
                  Commission on August 6, 1990.

         (h)      Distribution Agreement containing a Plan of Distribution under Rule
                  12b-1 dated as of January 31, 1991 between Alex. Brown & Sons
                  Incorporated and Registrant with respect to Quality Cash Reserve Shares is hereby incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Registration No.
                  2-72658), filed with the Securities and Exchange Commission on July 28,
                  1993.

         (i)      Registrant's Form of Dealer Agreement between Alex. Brown & Sons
                  Incorporated and Participating Broker Dealers with respect to Quality
                  Cash Reserve Shares is hereby incorporated by reference to Post-
                  Effective Amendment No. 16 to Registrants' Registration Statement on
                  Form N-1A (Registration No. 2-72658), filed with the Securities and
                  Exchange Commission on November 30, 1990.




Exhibit
Number            Description                                                                     Page No.
-------           -----------                                                                     --------
         (j)      Form of Distribution Agreement between Alex Brown & Sons
                  Incorporated and Alex Brown with respect to Flag Investors Cash
                  Reserve Prime Shares- Class B is hereby incorporated by reference to
                  Post-Effective Amendment No. 23 to Registrant's Registration Statement
                  on Form N-1A (Registration No. 2-72658), filed with the Securities and
                  Exchange Commission on December 30, 1994.

         (k)      Form of Shareholder Servicing Agreement for Flag Investors Shares is
                  hereby incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Registration No.
                  2-72658), filed with the Securities and Exchange Commission on
                  December 30, 1994.

         (l)      Form of Sub-Distribution Agreement for Flag Investors Shares is hereby incorporated by reference to Post-Effective Amendment No. 23 to
                  Registrant's Registration Statement on Form N-1A (Registration No.
                  2-72658), filed with the Securities and Exchange Commission on
                  December 30, 1994.

(7)      None.

(8)      (a)      Custodian Agreement dated as of April 4, 1990 between Registrant and
                  Provident National Bank (now known as PNC Bank) is hereby
                  incorporated by reference to Post-Effective Amendment No. 21 to
                  Registrant's Registration Statement on Form N-1A (Registration
                  Statement No. 2-72658), filed with the Securities and Exchange
                  Commission on July 28, 1993.

         (b)      Accounting Services Agreement dated as of June 1, 1991 between
                  Registrant and Provident Financial Processing Corporation (now known as PFPC Inc.) with respect to the Tax-Free Series is hereby incorporated by reference to Post-Effective Amendment No. 22 to Registrant's
                  Registration Statement on Form N-1A (Registration Statement No.
                  2-72658), filed with the Securities and Exchange Commission on July 27,
                  1994.

(9)      Form of Master Services Agreement (for transfer agency services for the Fund and accounting services for the Prime and Treasury Series) between Registrant and Investment Company Capital Corp. is hereby incorporated by reference to
         Post-Effective Amendment No. 22 to Registrant's Registration Statement on
         Form N-1A (Registration Statement No. 2-72658), filed with the Securities and
         Exchange Commission on July 27, 1994.

(10)     Opinion of Counsel is hereby incorporated by reference to Post-Effective
         Amendment No. 12 to Registrant's Registration Statement on Form N-1A
         (Registration No. 2-72658), filed with the Securities and Exchange Commission on February 5, 1990.


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


Exhibit
Number            Description                                                                           Page No.
-------           -----------                                                                           --------


Ex-99.B(11)     (a)      Consent of Coopers & Lybrand L.L.P., filed herewith.

       (12)     None.

       (13)     None.

       (14)     Retirement Plan Models are hereby incorporated by reference to Post-Effective
                Amendment No. 7 to Registrant's Registration Statement on Form N-1A
                (Registration No. 2-72658), filed with the Securities and Exchange Commission on June 27, 1986.

       (15)     (a)      See Exhibit 6 above.

                (b)      Form of Plan of Distribution with respect to Flag Investors Cash Reserve
                         Prime Shares - Class B is hereby incorporated by reference to Post-
                         Effective Amendment No. 23 to Registrant's Registration Statement on
                         Form N-1A (Registration No. 2-72658), filed with the Securities and
                         Exchange Commission on December 30, 1994.

       (16)     Schedule of Computation of Performance Quotations (unaudited) is hereby incorporated by reference to Post-Effective Amendment No. 12 to Registrant's
                Registration Statement on Form N-1A (Registration No. 2-72658), filed with the
                Securities and Exchange Commission on February 5, 1990.

       (24)     (a)      Powers of Attorney are hereby incorporated by reference to Post-
                         Effective Amendment No. 22 to Registrant's Registration Statement on
                         Form N-1A (Registration No. 2-72658), filed with the Securities and
                         Exchange Commission on July 27, 1994.

                (b)      Power of Attorney of James J. Cunnane is hereby incorporated by reference to Post-Effective Amendment No. 23 to Registrant's
                         Registration Statement on Form N-1A (Registration No. 2-72658), filed with the Securities and Exchange Commission on December 30, 1994.

                (c)      Power of Attorney of Truman T. Semans is hereby incorporated by reference to Post-Effective Amendment No. 25 to Registrant's
                         Registration Statement on Form N-1A (Registration No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 16, 1995.

EX-27                    Financial Data Schedules, filed herewith.



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